RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs and expenses (services provided to the Company):
Share-based compensation expenses		$ 27,368	$ 35,473	$ 71,809
Melco International and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Revenues and income (services provided by the Company):
Shared service fee income for corporate office		1,704	2,198	2,188
Loan interest income		0	1,238	16,133
Costs and expenses (services provided to the Company):
Management fee expenses	[1]	2,294	2,182	1,394
Share-based compensation expenses	[2]	0	0	2,865
Trademark license fees	[3]	$ 5,978	$ 0	$ 0

[1]	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.
[2]	The amount represents the share-based compensation expenses related to the grant of certain share-based awards under the Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 16.
[3]	The amount represents the fees to use certain licensed marks granted by Melco International, as licensor, to the Company in the territories as defined in the trademark license agreement with a term of 10 years commenced on January 1, 2024 and the trademark license fees are payable at a percentage of the gross revenues of City of Dreams as agreed from time to time between both parties.